Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Supplementary Information to Consolidated Statements of Cash Flows

(in millions)	2020	2019
Cash paid (received) for
Interest	$1,027	$1,007
Income taxes	(26)	(37)
Change in working capital
Accounts receivable and other current assets	$(84)	$1
Prepaid expenses	(15)	(8)
Inventories	(36)	(13)
Regulatory assets - current portion	(49)	(75)
Accounts payable and other current liabilities	(100)	(8)
Regulatory liabilities - current portion	(150)	(65)
	$(434)	$(168)
Non-cash investing and financing activities
Accrued capital expenditures	$400	$382
Common share dividends reinvested	114	299
Contributions in aid of construction	13	15
Right-of-use assets obtained in exchange for operating lease liabilities	3	55
Exercise of stock options into common shares	3	5
Finance leases	2	88